UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                                 -------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
                  -------------------------------
Title:            Trust Investment Officer
                  -------------------------------
Phone:            301-533-2368
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rush                 Oakland, Maryland       7/30/04
-----------------------------     -----------------  ----------------
          Signature                  City, State           Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                            ------------------

Form 13F Information Table Entry Total:                    118
                                            ------------------

Form 13F Information Table Value Total:                $78,584
                                            ------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None


                                                       FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHARES/   SH/ PUT/  INVSTMT    OTHER
                NAME OF ISSUER  TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN   MANAGERS  SOLE       SHARED  NONE
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ABBOTT LABS                          COM          2824100     262      6435    SH         SOLE                 6435      0       0
ALLEGHENY ENERGY INC                 COM         17361106     177     11533    SH         SOLE                11533      0       0
ALTRIA GROUP INC                     COM        02209S103     258      5160    SH         SOLE                 5160      0       0
AMERICAN INTERNATIONAL            GROUP INC      26874107    1967     27598    SH         SOLE                27598      0       0
AMERICAN INTERNATIONAL            GROUP INC      26874107      50       710    SH       DEFINED                 710      0       0
APPLIED MATLS INC                    COM         38222105    1192     60790    SH         SOLE                60790      0       0
APPLIED MATLS INC                    COM         38222105      27      1400    SH       DEFINED                1400      0       0
BB&T CORP COM                                    54937107     462     12520    SH         SOLE                12520      0       0
BB&T CORP COM                                    54937107      33       900    SH       DEFINED                 900      0       0
BP AMOCO P L C                  SPONSORED ADR    55622104     316      5910    SH         SOLE                 5910      0       0
BP AMOCO P L C                  SPONSORED ADR    55622104      80      1500    SH       DEFINED                1500      0       0
BANK OF AMERICA CORP                             60505104    2405     28426    SH         SOLE                28426      0       0
BANK OF AMERICA CORP                             60505104      64       760    SH       DEFINED                 760      0       0
BELLSOUTH CORP                       COM         79860102     669     25526    SH         SOLE                25526      0       0
BELLSOUTH CORP                       COM         79860102      27      1068    SH       DEFINED                1068      0       0
BRINKER INTERNATIONAL INC                       109641100    1187     34820    SH         SOLE                34820      0       0
BRINKER INTERNATIONAL INC                       109641100      22       650    SH       DEFINED                 650      0       0
BRISTOL MYERS SQUIBB CO              COM        110122108     171      7018    SH         SOLE                 7018      0       0
BRISTOL MYERS SQUIBB CO              COM        110122108      88      3600    SH       DEFINED                3600      0       0
CHEVRONTEXACO                                   166764100     501      5332    SH         SOLE                 5332      0       0
CHEVRONTEXACO                                   166764100      10       112    SH       DEFINED                 112      0       0
CISCO SYS INC                        COM        17275R102    1446     61029    SH         SOLE                61029      0       0
CISCO SYS INC                        COM        17275R102      22       950    SH       DEFINED                 950      0       0
CITIGROUP INC                        COM        172967101    1973     42447    SH         SOLE                42381      0      66
CITIGROUP INC                        COM        172967101      41       900    SH       DEFINED                 900      0       0
COCA COLA BOTTLING CO CONS           COM        191098102     693     12000    SH         SOLE                12000      0       0
COCA COLA CO                         COM        191216100     239      4750    SH         SOLE                 4750      0       0
COCA COLA CO                         COM        191216100       7       150    SH       DEFINED                 150      0       0
COMCAST CORP NEW                                20030N200     331     11995    SH         SOLE                11995      0       0
COMCAST CORP NEW                                20030N200      16       600    SH       DEFINED                 600      0       0
DUFF & PHELPS UTILS INCOME I         COM        23325P104     180     17170    SH         SOLE                17170      0       0
DUFF & PHELPS UTILS INCOME I         COM        23325P104       6       600    SH       DEFINED                 600      0       0
DANAHER CORP DEL                     COM        235851102    2210     42632    SH         SOLE                42632      0       0


DANAHER CORP DEL                     COM        235851102      26       520    SH       DEFINED                 520      0       0
DELL COMPUTER CORP                   COM        24702R101     865     24164    SH         SOLE                24164      0       0
DELL COMPUTER CORP                   COM        24702R101      17       500    SH       DEFINED                 500      0       0
UIT DIAMONDS TR SER 1                           252787106    1250     11950    SH         SOLE                11950      0       0
UIT DIAMONDS TR SER 1                           252787106      20       200    SH       DEFINED                 200      0       0
DISNEY WALT CO                   COM DISNEY     254687106    1193     46854    SH         SOLE                46854      0       0
DISNEY WALT CO                   COM DISNEY     254687106      25      1000    SH       DEFINED                1000      0       0
DOMINION NEW RES INC VA NEW                     25746U109    1283     20341    SH         SOLE                20341      0       0
DOMINION NEW RES INC VA NEW                     25746U109      33       535    SH       DEFINED                 535      0       0
DU PONT E I DE NEMOURS & CO          COM        263534109    1094     24635    SH         SOLE                24635      0       0
DU PONT E I DE NEMOURS & CO          COM        263534109      70      1580    SH       DEFINED                1580      0       0
E M C CORP MASS                      COM        268648102     326     28675    SH         SOLE                28675      0       0
E M C CORP MASS                      COM        268648102       4       400    SH       DEFINED                 400      0       0
ERIE INDTY CO                       CL A        29530P102     361      7726    SH         SOLE                 7726      0       0
EXXON MOBIL CORP                     COM        30231G102    3579     80618    SH         SOLE                80618      0       0
EXXON MOBIL CORP                     COM        30231G102     622     14025    SH       DEFINED               14025      0       0
FIRST UNITED CORPORATION                        33741H107   10449    537504    SH         SOLE               530504   7000       0
FIRST UNITED CORPORATION                        33741H107     207     10687    SH       DEFINED               10687      0       0
FLAHERTY & CRUMRINE               CLAYMORE      338478100     914     38783    SH         SOLE                38783      0       0
FC CLAYMORE TOTAL RETURN                        338479108     207      9315    SH         SOLE                 9315      0       0
FC CLAYMORE TOTAL RETURN                        338479108      26      1175    SH       DEFINED                1175      0       0
GENERAL DYNAMICS                                369550108     206      2075    SH         SOLE                 2075      0       0
GENERAL ELEC CO                      COM        369604103    3094     95540    SH         SOLE                95465      0      75
GENERAL ELEC CO                      COM        369604103      82      2553    SH       DEFINED                2553      0       0
GENERAL MTRS CORP                    COM        370442105     236      5084    SH         SOLE                 5084      0       0
INTEL CORP                           COM        458140100    1086     39370    SH         SOLE                39370      0       0
INTEL CORP                           COM        458140100      22       800    SH       DEFINED                 800      0       0
INTERNATIONAL BUSINESS MACHS         COM        459200101    2342     26574    SH         SOLE                26574      0       0
INTERNATIONAL BUSINESS MACHS         COM        459200101      35       400    SH       DEFINED                 400      0       0
INTL PAPER CO                        COM        460146103     841     18826    SH         SOLE                18826      0       0
INTL PAPER CO                        COM        460146103      13       300    SH       DEFINED                 300      0       0
JOHNSON & JOHNSON                    COM        478160104    2330     41847    SH         SOLE                41847      0       0
JOHNSON & JOHNSON                    COM        478160104      39       710    SH       DEFINED                 710      0       0
KIMBERLY CLARK CORP                  COM        494368103     489      7436    SH         SOLE                 7436      0       0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     238      5870    SH         SOLE                 5870      0       0
KOHL'S CORP (WISCONSIN)                         500255104    1207     28564    SH         SOLE                28564      0       0
KOHL'S CORP (WISCONSIN)                         500255104      18       440    SH       DEFINED                 440      0       0


L-3 COMMUNICATIONS HOLDINGS          INC        502424104     874     13095    SH         SOLE                13095      0       0
L-3 COMMUNICATIONS HOLDINGS          INC        502424104      13       200    SH       DEFINED                 200      0       0
LOWES COS INC                        COM        548661107    1708     32510    SH         SOLE                32510      0       0
LOWES COS INC                        COM        548661107      18       350    SH       DEFINED                 350      0       0
M & T BANK CORP                                 55261F104     881     10101    SH         SOLE                10101      0       0
M & T BANK CORP                                 55261F104       5        59    SH       DEFINED                  59      0       0
MBNA CORP                            COM        55262L100    1378     53446    SH         SOLE                53446      0       0
MBNA CORP                            COM        55262L100      27      1050    SH       DEFINED                1050      0       0
MEADWESTVACO CORP                               583334107     504     17172    SH         SOLE                17172      0       0
MEDTRONIC INC                        COM        585055106    1977     40585    SH         SOLE                40585      0       0
MEDTRONIC INC                        COM        585055106      21       450    SH       DEFINED                 450      0       0
MELLON FINL CORP                                58551A108     399     13610    SH         SOLE                13610      0       0
MERCK & CO INC                       COM        589331107    1304     27466    SH         SOLE                27416      0      50
MERCK & CO INC                       COM        589331107       7       150    SH       DEFINED                 150      0       0
MICROSOFT CORP                       COM        594918104    1718     60194    SH         SOLE                60194      0       0
MICROSOFT CORP                       COM        594918104       2       100    SH       DEFINED                 100      0       0
UIT NASDAQ 100 TR 1                             631100104     239      6350    SH         SOLE                 6350      0       0
UIT NASDAQ 100 TR 1                             631100104      20       540    SH       DEFINED                 540      0       0
NOKIA CORP                      SPONSORED ADR   654902204     668     45985    SH         SOLE                45985      0       0
NOKIA CORP                      SPONSORED ADR   654902204      14      1028    SH       DEFINED                1028      0       0
NUVEEN INSD QUALITY MUN FD I         COM        67062N103     727     50219               SOLE                47219   3000       0
NUVEEN  QUALITY PFD 8.40 %                      67072C105     899     64025    SH         SOLE                64025      0       0
NUVEEN  QUALITY PFD 8.40 %                      67072C105      12       865    SH       DEFINED                 865      0       0
NUVEEN QUALITY PFD INC FD #3                    67072W101     446     33000    SH         SOLE                29000   4000       0
PEPSICO INC                          COM        713448108    2452     45520    SH         SOLE                45520      0       0
PEPSICO INC                          COM        713448108      55      1024    SH       DEFINED                1024      0       0
PFIZER INC                           COM        717081103    2431     70953    SH         SOLE                70953      0       0
PFIZER INC                           COM        717081103      61      1799    SH       DEFINED                1799      0       0
PROCTER & GAMBLE CO                  COM        742718109     556     10224    SH         SOLE                10224      0       0
PROCTER & GAMBLE CO                  COM        742718109      16       300    SH       DEFINED                 300      0       0
RITE AID CORP                                   767754104      54     10500    SH         SOLE                10500      0       0
SBC COMMUNICATIONS INC               COM        78387G103     460     18982    SH         SOLE                18982      0       0
SBC COMMUNICATIONS INC               COM        78387G103      15       654    SH       DEFINED                 654      0       0
SPDR TRUST UNIT                                 78462F103     565      4942    SH         SOLE                 4942      0       0
SPDR TRUST UNIT                                 78462F103      49       430    SH       DEFINED                 430      0       0
SCHLUMBERGER LTD                     COM        806857108     879     13847    SH         SOLE                13847      0       0
SCHLUMBERGER LTD                     COM        806857108      19       300    SH       DEFINED                 300      0       0


SPDR-INDUSTRIAL                                 81369Y704     274      9576    SH         SOLE                 9576      0       0
STAPLES                                         855030102     274      9350    SH         SOLE                 9350      0       0
VERIZON COMMUNICATIONS                          92343V104    1664     45999    SH         SOLE                45999      0       0
VERIZON COMMUNICATIONS                          92343V104      57      1579    SH       DEFINED                1579      0       0
WACHOVIA CORP 2ND NEW                           929903102     280      6297    SH         SOLE                 6297      0       0
WACHOVIA CORP 2ND NEW                           929903102      16       364    SH       DEFINED                 364      0       0
WAL MART STORES INC                  COM        931142103    1283     24325    SH         SOLE                24275      0      50
WAL MART STORES INC                  COM        931142103      26       500    SH       DEFINED                 500      0       0
CLAYMORE TIP                                    95766Q106     441     34134    SH         SOLE                34134      0       0
CLAYMORE TIP                                    95766Q106      25      1975    SH       DEFINED                1975      0       0
CLAYMORE TIPS II                                95766R104     790     64801    SH         SOLE                64614      0     187

GRAND TOTALS                                                78584   2425492                                 2411064  14000     428
